Operating and Maintenance Costs (Tables)	9 Months Ended
Dec. 31, 2025
Operating Costs and Expenses [Abstract]
Schedule of operating and maintenance costs [Table Text Block]
	Three months ended December 31,		Nine months ended December 31,
	2025	2024	2025	2024
Digital currency mining*	$57,785	$21,836	$126,704	$61,845
High performance computing hosting	2,299	1,629	6,428	4,527
Total	$60,084	$23,465	$133,132	$66,372